PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
MG Cleaners Llc [Member]
Depreciation	$ 38,199	$ 38,729	$ 77,458	$ 75,168